UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800321.107

AFBT-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 90.9%
Biotechnology - 90.9%
Acadia Pharmaceuticals, Inc. (a)	59,446	$ 163,477
Acorda Therapeutics, Inc. (a)	42,389	1,188,588
ADVENTRX Pharmaceuticals, Inc. (a)	39,515	102,344
Affymax, Inc. (a)	4,506	29,469
Agenus, Inc. (a)(d)	21,100	20,020
Alexion Pharmaceuticals, Inc. (a)	33,095	3,206,575
Alkermes, Inc. (a)	37,961	547,398
Allos Therapeutics, Inc. (a)(d)	55,750	162,233
Alnylam Pharmaceuticals, Inc. (a)(d)	13,498	138,489
AMAG Pharmaceuticals, Inc. (a)(d)	12,800	243,200
Amarin Corp. PLC ADR (a)	71,900	1,150,400
Amgen, Inc. (a)	217,876	12,386,249
Amylin Pharmaceuticals, Inc. (a)	37,784	502,527
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	75,554
Ardea Biosciences, Inc. (a)	3,300	93,555
ARIAD Pharmaceuticals, Inc. (a)	52,806	451,491
ArQule, Inc. (a)	24,866	175,554
AVEO Pharmaceuticals, Inc. (a)	12,900	200,724
Biogen Idec, Inc. (a)	39,526	3,847,856
BioMarin Pharmaceutical, Inc. (a)	105,434	2,835,120
Bionovo, Inc. (a)(d)	73,900	47,296
Bionovo, Inc. warrants 1/21/16 (a)	56,850	18,584
Catalyst Pharmaceutical Partners, Inc. (a)	94,620	104,082
Celera Corp. (a)	100	791
Celgene Corp. (a)	33,215	1,955,699
Cephalon, Inc. (a)	16,294	1,251,379
Cepheid, Inc. (a)	23,300	752,823
Chelsea Therapeutics International Ltd. (a)	11,860	55,861
China Biologic Products, Inc. (a)(d)	6,567	92,004
Codexis, Inc. (a)	12,400	130,076
Cubist Pharmaceuticals, Inc. (a)(d)	14,592	493,939
Dendreon Corp. (a)	47,233	2,051,329
Dynavax Technologies Corp. (a)	50,600	140,668
Enzon Pharmaceuticals, Inc. (a)(d)	15,500	177,940
Exelixis, Inc. (a)(d)	65,232	799,744
Genomic Health, Inc. (a)	10,228	279,224
Gilead Sciences, Inc. (a)	656	25,479
Halozyme Therapeutics, Inc. (a)	39,000	258,570
Human Genome Sciences, Inc. (a)(d)	65,208	1,921,680
Idenix Pharmaceuticals, Inc. (a)	80,327	408,061
ImmunoGen, Inc. (a)	5,300	70,808
Incyte Corp. (a)(d)	60,038	1,109,502
Inhibitex, Inc. (a)(d)	47,600	199,920
InterMune, Inc. (a)	40,417	1,804,215
Ironwood Pharmaceuticals, Inc. Class A (a)	9,300	135,966
Isis Pharmaceuticals, Inc. (a)	500	4,690
Keryx Biopharmaceuticals, Inc. (a)(d)	20,600	108,974
Lexicon Pharmaceuticals, Inc. (a)	200,961	337,614
Ligand Pharmaceuticals, Inc. Class B (a)	500	5,555

	Shares	Value
Medivation, Inc. (a)(d)	15,513	$ 383,171
Metabolix, Inc. (a)(d)	17,330	140,026
Micromet, Inc. (a)(d)	17,700	119,652
Momenta Pharmaceuticals, Inc. (a)(d)	14,529	274,162
Myrexis, Inc. (a)	302	1,280
Neurocrine Biosciences, Inc. (a)	34,106	262,275
NPS Pharmaceuticals, Inc. (a)	95,000	985,150
Oncothyreon, Inc. (a)	38,200	173,046
ONYX Pharmaceuticals, Inc. (a)	38,228	1,436,226
Opko Health, Inc. (a)	72,700	289,346
OREXIGEN Therapeutics, Inc. (a)(d)	30,600	95,778
PDL BioPharma, Inc.	106,688	684,937
Pharmacyclics, Inc. (a)	25,500	169,065
Pharmasset, Inc. (a)	14,642	1,485,724
PolyMedix, Inc. (a)	327,666	266,233
Progenics Pharmaceuticals, Inc. (a)	53,400	395,694
Protalix BioTherapeutics, Inc. (a)(d)	20,990	146,300
Regeneron Pharmaceuticals, Inc. (a)	25,047	1,280,152
Rigel Pharmaceuticals, Inc. (a)	25,577	233,006
Sangamo Biosciences, Inc. (a)(d)	23,828	171,085
Savient Pharmaceuticals, Inc. (a)(d)	29,055	337,329
Seattle Genetics, Inc. (a)	44,121	732,850
SIGA Technologies, Inc. (a)(d)	21,412	293,987
Synta Pharmaceuticals Corp. (a)	21,283	129,188
Targacept, Inc. (a)	14,300	345,774
Theravance, Inc. (a)(d)	35,378	981,740
Threshold Pharmaceuticals, Inc. unit (a)	87,866	239,469
United Therapeutics Corp. (a)	26,252	1,757,834
Vertex Pharmaceuticals, Inc. (a)	62,515	3,439,575
Vical, Inc. (a)	84,477	317,634
ZIOPHARM Oncology, Inc. (a)	19,900	150,444
Zogenix, Inc.	12,252	60,892
		60,042,320
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp.	14,200	0
Aradigm Corp. (a)	21,800	3,706
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Sequenom, Inc. (a)	17,700	124,785
PHARMACEUTICALS - 8.6%
Pharmaceuticals - 8.6%
AcelRx Pharmaceuticals, Inc.	52,200	178,524
Adolor Corp. (a)	182,099	253,118
Akorn, Inc. (a)	15,479	102,471
Auxilium Pharmaceuticals, Inc. (a)(d)	38,858	946,581
AVANIR Pharmaceuticals Class A (a)(d)	219,080	957,380
Cadence Pharmaceuticals, Inc. (a)(d)	30,250	256,520
Columbia Laboratories, Inc. (a)	6,400	22,336
Corcept Therapeutics, Inc. (a)(d)	57,700	253,880
Elan Corp. PLC sponsored ADR (a)	75,450	611,145
Jazz Pharmaceuticals, Inc. (a)	4,443	141,776
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
NuPathe, Inc.	900	$ 7,740
Optimer Pharmaceuticals, Inc. (a)(d)	22,079	278,858
Pacira Pharmaceuticals, Inc.	20,600	217,124
Questcor Pharmaceuticals, Inc. (a)(d)	49,311	1,010,876
The Medicines Company (a)	1,500	23,550
ViroPharma, Inc. (a)	3,598	69,405
XenoPort, Inc. (a)(d)	44,343	362,726
		5,694,010
TOTAL COMMON STOCKS (Cost $48,434,372)		65,864,821
Money Market Funds - 12.4%

Fidelity Cash Central Fund, 0.13% (b)	1,232,093	1,232,093
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,946,125	6,946,125
TOTAL MONEY MARKET FUNDS (Cost $8,178,218)		8,178,218
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $56,612,590)	74,043,039
NET OTHER ASSETS (LIABILITIES) - (12.1)%	(8,015,218)
NET ASSETS - 100%	$ 66,027,821
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,554 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 631
Fidelity Securities Lending Cash Central Fund	82,097
Total	$ 82,728
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 65,864,821	$ 65,264,981	$ 599,840	$ -
Money Market Funds	8,178,218	8,178,218	-	-
Total Investments in Securities:	$ 74,043,039	$ 73,443,199	$ 599,840	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $57,490,758. Net unrealized appreciation aggregated $16,552,281, of which $19,024,990 related to appreciated investment securities and $2,472,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800324.107

AFDC-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 78.1%
Communications Equipment - 78.1%
Acme Packet, Inc. (a)	8,571	$ 708,050
ADTRAN, Inc.	10,079	415,960
ADVA AG Optical Networking (a)	34,256	266,588
Alcatel-Lucent SA sponsored ADR (a)(d)	254,457	1,664,149
Arris Group, Inc. (a)	18,971	227,652
Aruba Networks, Inc. (a)	13,540	486,492
Aviat Networks, Inc. (a)	10,867	55,639
BigBand Networks, Inc. (a)	29,453	75,400
Blue Coat Systems, Inc. (a)	7,600	218,880
Brocade Communications Systems, Inc. (a)	26,759	167,244
Calix Networks, Inc. (a)(d)	10,300	225,158
Ceragon Networks Ltd. (a)	5,515	69,654
Ciena Corp. (a)(d)	32,209	909,582
Cisco Systems, Inc.	214,874	3,773,187
Comba Telecom Systems Holdings Ltd.	53,500	66,752
Comverse Technology, Inc. (a)	906	6,904
DG FastChannel, Inc. (a)	2,700	98,793
Digi International, Inc. (a)	2,700	31,887
DragonWave, Inc. (a)	17,200	143,076
EchoStar Holding Corp. Class A (a)	2,120	78,610
EMCORE Corp. (a)	4,600	12,006
Emulex Corp. (a)	7,600	73,644
Extreme Networks, Inc. (a)	5,400	16,902
F5 Networks, Inc. (a)	30	3,041
Finisar Corp. (a)(d)	13,309	373,850
Harmonic, Inc. (a)	11,860	98,201
Harris Corp.	9,200	488,796
HTC Corp.	27,400	1,241,764
Infinera Corp. (a)	2,800	21,896
Ixia (a)	25,296	413,337
JDS Uniphase Corp. (a)	30,573	637,141
Juniper Networks, Inc. (a)	33,988	1,302,760
Motorola Mobility Holdings, Inc.	26,741	696,870
Motorola Solutions, Inc.	1,247	57,212
NETGEAR, Inc. (a)	10,233	427,228
Nokia Corp. sponsored ADR	1,905	17,583
Oclaro, Inc. (a)	11,575	129,814
Oplink Communications, Inc. (a)	1,854	36,709
Opnext, Inc. (a)	8,601	20,298
Polycom, Inc. (a)	15,000	897,450
Powerwave Technologies, Inc. (a)	20,500	93,685
QUALCOMM, Inc.	68,781	3,909,513
Research In Motion Ltd. (a)	2,000	97,300
Riverbed Technology, Inc. (a)	15,758	553,736
Sandvine Corp. (a)	56,400	130,953
Sandvine Corp. (U.K.) (a)	65,330	165,034
ShoreTel, Inc. (a)	61,476	642,424
Sierra Wireless, Inc. (a)	7,800	92,584
Sonus Networks, Inc. (a)	44,300	174,542
Sycamore Networks, Inc.	6,100	149,450

	Shares	Value
Tekelec (a)	9,060	$ 75,651
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	204,520	3,108,704
Tellabs, Inc.	6,000	29,520
ZTE Corp. (H Shares)	19,260	69,314
		25,948,569
COMPUTERS & PERIPHERALS - 0.3%
Computer Storage & Peripherals - 0.3%
Gemalto NV	1,044	53,512
Novatel Wireless, Inc. (a)	6,698	41,528
		95,040
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	100	604
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Components - 0.6%
E Ink Holdings, Inc. (a)	16,000	32,519
Universal Display Corp. (a)	2,800	153,832
		186,351
Electronic Manufacturing Services - 0.3%
SMART Modular Technologies (WWH), Inc. (a)	4,416	40,362
Trimble Navigation Ltd. (a)	1,619	75,834
		116,196
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		302,547
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
ChinaCache International Holdings Ltd. sponsored ADR	3,900	65,559
Equinix, Inc. (a)	300	30,198
Keynote Systems, Inc.	4,300	91,762
Rackspace Hosting, Inc. (a)	600	27,714
		215,233
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	700	18,823
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	4,800
TOTAL IT SERVICES		23,623
MEDIA - 1.7%
Advertising - 1.3%
Focus Media Holding Ltd. ADR (a)	9,500	333,925
VisionChina Media, Inc. ADR (a)(d)	24,800	106,640
		440,565
Broadcasting - 0.1%
Television Broadcasts Ltd.	5,000	29,293
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.3%
Virgin Media, Inc.	3,050	$ 92,293
TOTAL MEDIA		562,151
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Semiconductors - 3.8%
Applied Micro Circuits Corp. (a)	2,758	28,904
Avago Technologies Ltd.	4,800	160,608
Cavium Networks, Inc. (a)	2,499	118,003
Cirrus Logic, Inc. (a)	1,632	27,026
CSR PLC	2,483	15,491
Entropic Communications, Inc. (a)	200	1,752
Exar Corp. (a)	143	874
Ikanos Communications, Inc. (a)	3,985	5,021
Inphi Corp.	2,400	51,792
Marvell Technology Group Ltd. (a)	2,300	35,489
Netlogic Microsystems, Inc. (a)	2,102	90,659
Omnivision Technologies, Inc. (a)	600	20,160
ON Semiconductor Corp. (a)	4,298	45,172
Pericom Semiconductor Corp. (a)	1,700	15,453
Pixelplus Co. Ltd. ADR (a)	900	2,205
PLX Technology, Inc. (a)	900	3,087
PMC-Sierra, Inc. (a)	3,100	24,862
RDA Microelectronics, Inc. sponsored ADR	14,900	195,935
Spreadtrum Communications, Inc. ADR (a)(d)	14,600	312,440
Standard Microsystems Corp. (a)	1,200	32,580
TriQuint Semiconductor, Inc. (a)	5,000	68,850
		1,256,363
SOFTWARE - 5.8%
Application Software - 4.5%
AsiaInfo Holdings, Inc. (a)(d)	18,800	355,320
AutoNavi Holdings Ltd. ADR	8,800	158,488
BroadSoft, Inc. (a)	14,500	659,025
KongZhong Corp. sponsored ADR (a)	100	874
NetScout Systems, Inc. (a)	2,393	61,237
Smith Micro Software, Inc. (a)	1,868	14,421
SolarWinds, Inc. (a)	5,729	138,814
Synchronoss Technologies, Inc. (a)	3,447	111,200
Taleo Corp. Class A (a)	100	3,627
TeleNav, Inc.	300	4,074
		1,507,080
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	17,700
Systems Software - 1.2%
Allot Communications Ltd. (a)	7,800	127,530
Fortinet, Inc. (a)	1,950	94,965

	Shares	Value
Opnet Technologies, Inc.	1,653	$ 64,731
Rovi Corp. (a)	1,800	87,408
TeleCommunication Systems, Inc. Class A (a)	6,977	32,164
		406,798
TOTAL SOFTWARE		1,931,578
WIRELESS TELECOMMUNICATION SERVICES - 6.0%
Wireless Telecommunication Services - 6.0%
American Tower Corp. Class A (a)	12,490	653,352
Crown Castle International Corp. (a)	12,800	548,608
Leap Wireless International, Inc. (a)	300	4,452
SBA Communications Corp. Class A (a)	16,177	624,918
SOFTBANK CORP.	3,900	164,547
		1,995,877
TOTAL COMMON STOCKS (Cost $26,213,597)		32,331,585
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	20,468
Money Market Funds - 14.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	258,441	258,441
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,427,925	4,427,925
TOTAL MONEY MARKET FUNDS (Cost $4,686,366)		4,686,366
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $30,919,963)	37,038,419
NET OTHER ASSETS (LIABILITIES) - (11.5)%	(3,828,729)
NET ASSETS - 100%	$ 33,209,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 852
Fidelity Securities Lending Cash Central Fund	6,832
Total	$ 7,684
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 32,331,585	$ 32,167,038	$ 164,547	$ -
Convertible Bonds	20,468	-	20,468	-
Money Market Funds	4,686,366	4,686,366	-	-
Total Investments in Securities:	$ 37,038,419	$ 36,853,404	$ 185,015	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $31,085,796. Net unrealized appreciation aggregated $5,952,623, of which $7,231,771 related to appreciated investment securities and $1,279,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800322.107

AFCI-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTO COMPONENTS - 3.2%
Auto Parts & Equipment - 3.2%
Autoliv, Inc.	6,745	$ 540,477
Gentex Corp.	14,404	451,565
Tenneco, Inc. (a)	8,617	398,192
TRW Automotive Holdings Corp. (a)	7,471	426,295
		1,816,529
AUTOMOBILES - 2.0%
Automobile Manufacturers - 2.0%
Bayerische Motoren Werke AG (BMW)	12,067	1,138,015
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	92,000	470,288
DIVERSIFIED CONSUMER SERVICES - 2.7%
Education Services - 1.2%
DeVry, Inc.	7,668	405,637
Grand Canyon Education, Inc. (a)	20,456	295,794
		701,431
Specialized Consumer Services - 1.5%
Sotheby's Class A (ltd. vtg.)	7,906	399,411
Steiner Leisure Ltd. (a)	9,505	461,373
		860,784
TOTAL DIVERSIFIED CONSUMER SERVICES		1,562,215
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)	22,200	142,080
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 0.1%
Droga Raia SA	3,000	46,145
Hypermarkets & Super Centers - 1.2%
BJ's Wholesale Club, Inc. (a)	2,279	116,958
Costco Wholesale Corp.	7,182	581,167
		698,125
TOTAL FOOD & STAPLES RETAILING		744,270
HOTELS, RESTAURANTS & LEISURE - 19.6%
Casinos & Gaming - 5.4%
Betfair Group PLC	8,600	124,620
Las Vegas Sands Corp. (a)	19,171	901,229
Las Vegas Sands Corp. unit	810	643,610
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	29,100	312,534
MGM Mirage, Inc. (a)	34,200	432,972
Pinnacle Entertainment, Inc. (a)	26,700	370,596
WMS Industries, Inc. (a)	10,808	354,502
		3,140,063

	Shares	Value
Hotels, Resorts & Cruise Lines - 3.0%
China Lodging Group Ltd. ADR (a)(d)	13,148	$ 287,810
Home Inns & Hotels Management, Inc. sponsored ADR (a)	5,600	242,088
Starwood Hotels & Resorts Worldwide, Inc.	19,927	1,187,051
		1,716,949
Restaurants - 11.2%
Ajisen (China) Holdings Ltd.	103,000	205,568
Arcos Dorados Holdings, Inc.	7,000	154,210
BJ's Restaurants, Inc. (a)	12,000	563,400
Bravo Brio Restaurant Group, Inc.	6,500	134,160
Darden Restaurants, Inc.	19,673	924,041
McDonald's Corp.	18,033	1,412,164
P.F. Chang's China Bistro, Inc. (d)	7,693	308,489
Panera Bread Co. Class A (a)	4,343	525,981
Ruth's Hospitality Group, Inc. (a)	56,219	276,035
Starbucks Corp.	35,275	1,276,602
Texas Roadhouse, Inc. Class A	42,825	696,763
		6,477,413
TOTAL HOTELS, RESTAURANTS & LEISURE		11,334,425
HOUSEHOLD DURABLES - 2.8%
Home Furnishings - 1.2%
Tempur-Pedic International, Inc. (a)	11,208	703,638
Homebuilding - 1.6%
Lennar Corp. Class A (d)	35,811	680,051
Toll Brothers, Inc. (a)	9,600	201,696
		881,747
TOTAL HOUSEHOLD DURABLES		1,585,385
INTERNET & CATALOG RETAIL - 7.8%
Internet Retail - 7.8%
Amazon.com, Inc. (a)	15,116	2,970,294
Ocado Group PLC (a)	42,100	159,213
Priceline.com, Inc. (a)	2,487	1,360,414
		4,489,921
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
eBay, Inc. (a)	25,384	873,210
Monster Worldwide, Inc. (a)	18,479	303,240
The Knot, Inc. (a)	22,052	225,151
		1,401,601
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Hasbro, Inc.	7,700	360,668
Common Stocks - continued
	Shares	Value
MEDIA - 25.7%
Advertising - 1.5%
National CineMedia, Inc.	32,868	$ 573,218
WPP PLC	22,819	298,903
		872,121
Broadcasting - 1.4%
CBS Corp. Class B	5,532	139,517
Discovery Communications, Inc. (a)	10,300	455,878
Scripps Networks Interactive, Inc. Class A	4,291	220,643
		816,038
Cable & Satellite - 8.6%
Comcast Corp. Class A (special) (non-vtg.)	29,988	736,205
DIRECTV (a)	18,449	896,437
Kabel Deutschland Holding AG (a)	7,983	498,931
Sirius XM Radio, Inc. (a)(d)	270,176	537,650
Time Warner Cable, Inc.	15,339	1,198,436
Virgin Media, Inc.	35,654	1,078,890
		4,946,549
Movies & Entertainment - 13.7%
News Corp. Class A	108,061	1,925,647
The Walt Disney Co.	72,068	3,106,131
Time Warner, Inc.	43,817	1,658,912
Viacom, Inc. Class B (non-vtg.)	23,464	1,200,418
		7,891,108
Publishing - 0.5%
United Business Media Ltd.	29,600	298,641
TOTAL MEDIA		14,824,457
MULTILINE RETAIL - 5.7%
Department Stores - 1.5%
Marisa Lojas SA	9,200	174,258
Nordstrom, Inc.	14,585	693,517
		867,775
General Merchandise Stores - 4.2%
Dollar Tree, Inc. (a)	8,839	508,243
Target Corp.	38,416	1,886,226
		2,394,469
TOTAL MULTILINE RETAIL		3,262,244
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Nielsen Holdings B.V. (a)	6,200	185,318
SPECIALTY RETAIL - 20.9%
Apparel Retail - 6.5%
Body Central Corp.	2,100	50,778
Chico's FAS, Inc.	29,665	433,999

	Shares	Value
Citi Trends, Inc. (a)	27,196	$ 605,383
H&M Hennes & Mauritz AB (B Shares) (d)	8,120	286,857
Inditex SA	3,352	300,580
rue21, Inc. (a)(d)	4,900	147,588
TJX Companies, Inc.	23,334	1,251,169
Urban Outfitters, Inc. (a)	20,878	656,822
		3,733,176
Automotive Retail - 2.1%
Advance Auto Parts, Inc.	18,320	1,199,227
Home Improvement Retail - 6.8%
Lowe's Companies, Inc.	127,853	3,356,142
Lumber Liquidators Holdings, Inc. (a)(d)	20,925	543,004
		3,899,146
Homefurnishing Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	28,245	1,585,109
Specialty Stores - 2.8%
Hengdeli Holdings Ltd.	346,000	207,164
OfficeMax, Inc. (a)	51,301	510,958
Tractor Supply Co.	9,379	580,279
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,400	340,416
		1,638,817
TOTAL SPECIALTY RETAIL		12,055,475
TEXTILES, APPAREL & LUXURY GOODS - 3.6%
Apparel, Accessories & Luxury Goods - 3.6%
China Xiniya Fashion Ltd. ADR (d)	16,200	65,448
Phillips-Van Heusen Corp.	8,498	598,344
Polo Ralph Lauren Corp. Class A	6,392	835,882
Titan Industries Ltd.	3,812	347,098
Trinity Ltd.	142,000	153,587
Vera Bradley, Inc. (d)	1,800	87,552
		2,087,911
TOTAL COMMON STOCKS (Cost $47,702,039)		57,460,802
Money Market Funds - 4.1%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $2,357,444)	2,357,444	2,357,444
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $50,059,483)	59,818,246
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(2,129,768)
NET ASSETS - 100%	$ 57,688,478
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 877
Fidelity Securities Lending Cash Central Fund	6,305
Total	$ 7,182
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 57,460,802	$ 56,518,289	$ 942,513	$ -
Money Market Funds	2,357,444	2,357,444	-	-
Total Investments in Securities:	$ 59,818,246	$ 58,875,733	$ 942,513	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $50,317,471. Net unrealized appreciation aggregated $9,500,775, of which $10,708,670 related to appreciated investment securities and $1,207,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800325.107

AFEL-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.0%
Communications Equipment - 3.0%
Motorola Mobility Holdings, Inc.	2,618	$ 68,225
Motorola Solutions, Inc.	21	963
QUALCOMM, Inc.	11,877	675,089
		744,277
COMPUTERS & PERIPHERALS - 2.9%
Computer Hardware - 0.7%
Acer, Inc.	14,000	26,160
Hewlett-Packard Co.	3,400	137,258
		163,418
Computer Storage & Peripherals - 2.2%
SanDisk Corp. (a)	6,954	341,720
Seagate Technology	290	5,110
Synaptics, Inc. (a)	5,600	159,152
Western Digital Corp. (a)	1,140	45,372
		551,354
TOTAL COMPUTERS & PERIPHERALS		714,772
ELECTRONIC EQUIPMENT & COMPONENTS - 6.2%
Electronic Components - 0.6%
Amphenol Corp. Class A	140	7,827
AVX Corp.	2,900	47,299
Corning, Inc.	2,996	62,736
Universal Display Corp. (a)	400	21,976
		139,838
Electronic Equipment & Instruments - 0.0%
Hitachi High-Technologies Corp.	200	4,208
SNU Precision Co. Ltd.	219	3,341
		7,549
Electronic Manufacturing Services - 5.6%
Benchmark Electronics, Inc. (a)	6,921	116,965
Flextronics International Ltd. (a)	90,005	627,335
Jabil Circuit, Inc.	17,731	351,783
SMART Modular Technologies (WWH), Inc. (a)	22,013	201,199
TE Connectivity Ltd.	2,180	78,153
Viasystems Group, Inc. (a)	12	313
		1,375,748
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,523,135
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	300	163,230
Support.com, Inc. (a)	200	1,146
		164,376

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Photographic Products - 0.2%
Eastman Kodak Co. (a)(d)	18,409	$ 51,177
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(e)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 85.1%
Semiconductor Equipment - 14.2%
Advanced Energy Industries, Inc. (a)	5	71
Amkor Technology, Inc. (a)(d)	103,297	692,090
Applied Materials, Inc.	61,150	959,444
ASM International NV unit (a)	1,000	43,250
ASML Holding NV	4,300	179,568
Cabot Microelectronics Corp. (a)	50	2,443
Cymer, Inc. (a)	2,640	127,010
Entegris, Inc. (a)	11,191	96,578
KLA-Tencor Corp.	2,490	109,311
Lam Research Corp. (a)	11,460	553,633
MEMC Electronic Materials, Inc. (a)	12,572	148,727
Nanometrics, Inc. (a)	480	7,762
Nova Measuring Instruments Ltd. (a)	300	2,958
Novellus Systems, Inc. (a)	750	24,075
Teradyne, Inc. (a)	860	13,846
Tessera Technologies, Inc. (a)	5,113	101,033
Tokyo Electron Ltd.	1,000	57,887
Ultratech, Inc. (a)	280	8,767
Ulvac, Inc.	100	2,238
Varian Semiconductor Equipment Associates, Inc. (a)	8,004	335,608
Verigy Ltd. (a)	680	9,833
		3,476,132
Semiconductors - 70.9%
Advanced Analogic Technologies, Inc. (a)	7,901	33,658
Advanced Micro Devices, Inc. (a)(d)	112,464	1,023,422
Alpha & Omega Semiconductor Ltd. (a)	10,613	150,492
Altera Corp.	530	25,811
Analog Devices, Inc.	20,723	835,344
Applied Micro Circuits Corp. (a)	8,304	87,026
Avago Technologies Ltd.	28,420	950,933
BCD Semiconductor Manufacturing Ltd. ADR	10,300	99,704
Broadcom Corp. Class A	63,626	2,238,363
Cypress Semiconductor Corp. (a)	850	18,496
Duksan Hi-Metal Co. Ltd. (a)	1,345	28,637
Entropic Communications, Inc. (a)	2,250	19,710
Exar Corp. (a)	200	1,222
Fairchild Semiconductor International, Inc. (a)	17,400	364,878
First Solar, Inc. (a)	98	13,678
Himax Technologies, Inc. sponsored ADR	18,838	47,660
Ikanos Communications, Inc. (a)	18,700	23,562
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Intel Corp.	87,247	$ 2,023,258
International Rectifier Corp. (a)	7,189	248,452
Intersil Corp. Class A	78,974	1,166,446
Linear Technology Corp.	13,130	456,924
LSI Corp. (a)	56,168	411,711
Marvell Technology Group Ltd. (a)	148,873	2,297,109
Maxim Integrated Products, Inc.	2,550	69,717
Micrel, Inc.	7,800	99,918
Micron Technology, Inc. (a)	90,772	1,024,816
Monolithic Power Systems, Inc. (a)	6,818	115,770
Motech Industries, Inc.	1	4
National Semiconductor Corp.	1,989	47,975
NVIDIA Corp. (a)	39,698	793,960
ON Semiconductor Corp. (a)	86,170	905,647
PMC-Sierra, Inc. (a)	44,986	360,788
RDA Microelectronics, Inc. sponsored ADR	3,300	43,395
Rensas Electronics Corp. (a)(d)	11,500	99,664
RF Micro Devices, Inc. (a)	18,550	123,543
Semtech Corp. (a)	1,946	54,624
Skyworks Solutions, Inc. (a)	646	20,323
Spansion, Inc. Class A (a)	4,400	86,680
Standard Microsystems Corp. (a)	5,594	151,877
STATS ChipPAC Ltd.	69,000	41,150
SunPower Corp. Class B (a)	6,490	138,691
Supertex, Inc. (a)	5,921	127,834
Texas Instruments, Inc.	8,172	290,351
TriQuint Semiconductor, Inc. (a)	14,182	195,286
Volterra Semiconductor Corp. (a)	2,900	76,241
Xilinx, Inc.	100	3,486
		17,438,236
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,914,368
TOTAL COMMON STOCKS (Cost $24,563,335)		24,112,106
Convertible Bonds - 0.0%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	$ 11,050
Money Market Funds - 6.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $1,495,195)	1,495,195	1,495,195
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $26,068,530)		25,618,351
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(1,033,862)
NET ASSETS - 100%		$ 24,584,489
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 678
Fidelity Securities Lending Cash Central Fund	1,389
Total	$ 2,067
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 24,112,106	$ 23,948,108	$ 163,997	$ 1
Convertible Bonds	11,050	-	11,050	-
Money Market Funds	1,495,195	1,495,195	-	-
Total Investments in Securities:	$ 25,618,351	$ 25,443,303	$ 175,047	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $26,374,960. Net unrealized depreciation aggregated $756,609, of which $1,772,461 related to appreciated investment securities and $2,529,070 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800328.107

ANR-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A	264,310	$ 11,761,795
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	59,054	2,100,551
Jacobs Engineering Group, Inc. (a)	121,124	6,008,962
KBR, Inc.	28,182	1,081,343
		9,190,856
ENERGY EQUIPMENT & SERVICES - 28.4%
Oil & Gas Drilling - 9.0%
Discovery Offshore S.A. (a)(e)	341,100	812,708
Ensco International Ltd. ADR (d)	384,940	22,950,123
Hercules Offshore, Inc. (a)	373,195	2,341,799
Nabors Industries Ltd. (a)	261,700	8,018,488
Noble Corp.	307,664	13,232,629
Northern Offshore Ltd. (a)	405,087	1,065,541
Ocean Rig UDW, Inc. (a)	206,500	4,447,759
Patterson-UTI Energy, Inc.	30,400	945,744
Rowan Companies, Inc. (a)	67,200	2,802,240
Transocean Ltd. (United States) (a)	379,463	27,605,933
Tuscany International Drilling, Inc. (a)	506,500	808,387
		85,031,351
Oil & Gas Equipment & Services - 19.4%
Aker Drilling ASA (a)	233,800	802,158
Baker Hughes, Inc.	607,285	47,009,932
Dresser-Rand Group, Inc. (a)	58,300	3,063,082
Halliburton Co.	723,331	36,513,749
ION Geophysical Corp. (a)	45,900	580,176
National Oilwell Varco, Inc.	318,195	24,402,375
Oceaneering International, Inc. (a)	125,869	11,003,468
Oil States International, Inc. (a)	121,450	10,081,565
Schlumberger Ltd.	456,782	40,996,185
Schoeller-Bleckmann Oilfield Equipment AG (d)	22,338	2,262,492
Superior Energy Services, Inc. (a)	68,784	2,642,681
Weatherford International Ltd. (a)	146,929	3,170,728
Willbros Group, Inc. (a)	155,153	1,667,895
		184,196,486
TOTAL ENERGY EQUIPMENT & SERVICES		269,227,837
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Grande Cache Coal Corp. (a)	105,069	896,213
MacArthur Coal Ltd.	146,606	1,864,740
Walter Energy, Inc.	34,135	4,718,140
		7,479,093
OIL, GAS & CONSUMABLE FUELS - 68.3%
Coal & Consumable Fuels - 5.0%
Cameco Corp.	132,600	3,914,510

	Shares	Value
Massey Energy Co.	414,391	$ 28,278,042
Peabody Energy Corp.	218,860	14,624,225
		46,816,777
Integrated Oil & Gas - 40.9%
BG Group PLC	90,467	2,317,365
Chevron Corp.	931,132	101,903,086
Exxon Mobil Corp. (d)	1,601,816	140,959,805
Hess Corp.	431,345	37,078,416
Marathon Oil Corp.	850,726	45,973,233
OAO Gazprom sponsored ADR	275,774	4,704,704
Occidental Petroleum Corp.	479,784	54,834,513
		387,771,122
Oil & Gas Exploration & Production - 12.5%
Anadarko Petroleum Corp.	111,158	8,774,813
Apache Corp.	132,639	17,690,063
Bankers Petroleum Ltd. (a)	419,800	3,682,845
Berry Petroleum Co. Class A	18,600	988,218
Brigham Exploration Co. (a)	27,600	925,428
Cimarex Energy Co.	116,532	12,887,274
Concho Resources, Inc. (a)	8,664	925,748
Gran Tierra Energy, Inc. (a)	517,500	3,850,756
Newfield Exploration Co. (a)	170,394	12,063,895
Niko Resources Ltd.	14,500	1,225,320
Noble Energy, Inc.	45,369	4,367,674
Northern Oil & Gas, Inc. (a)	107,736	2,559,807
Pacific Rubiales Energy Corp.	78,900	2,397,606
Painted Pony Petroleum Ltd. Class A (a)	123,500	1,300,137
Petrobank Energy & Resources Ltd.	44,600	943,761
Petroleum Development Corp. (a)	47,870	1,906,183
Petrominerales Ltd.	49,372	1,889,610
Pioneer Natural Resources Co.	144,900	14,813,127
Stone Energy Corp. (a)	70,600	2,496,416
Talisman Energy, Inc.	193,100	4,663,709
Whiting Petroleum Corp. (a)	256,680	17,839,260
		118,191,650
Oil & Gas Refining & Marketing - 8.8%
CVR Energy, Inc. (a)	339,192	7,540,238
Frontier Oil Corp.	472,723	13,207,881
Holly Corp.	396,001	22,928,458
Keyera Corp.	25,300	1,049,331
Petroplus Holdings AG	67,010	1,003,039
Tesoro Corp. (a)	524,500	14,224,440
Valero Energy Corp.	547,825	15,503,448
Western Refining, Inc. (a)(d)	334,534	5,673,697
World Fuel Services Corp.	64,508	2,553,227
		83,683,759
Oil & Gas Storage & Transport - 1.1%
Targa Resources Corp.	11,100	388,722
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Tesoro Logistics LP	3,500	$ 82,985
Williams Companies, Inc.	298,300	9,894,611
		10,366,318
TOTAL OIL, GAS & CONSUMABLE FUELS		646,829,626
TOTAL COMMON STOCKS (Cost $734,791,794)		944,489,207
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	353,600
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	5,113,901	5,113,901
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	31,857,020	31,857,020
TOTAL MONEY MARKET FUNDS (Cost $36,970,921)		36,970,921
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $772,082,715)	981,813,728
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(34,002,264)
NET ASSETS - 100%	$ 947,811,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $812,708 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,478
Fidelity Securities Lending Cash Central Fund	25,235
Total	$ 31,713
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 944,489,207	$ 944,489,207	$ -	$ -
Convertible Bonds	353,600	-	353,600	-
Money Market Funds	36,970,921	36,970,921	-	-
Total Investments in Securities:	$ 981,813,728	$ 981,460,128	$ 353,600	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $780,113,115. Net unrealized appreciation aggregated $201,700,613, of which $215,432,821 related to appreciated investment securities and $13,732,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800326.107

AFFS-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CAPITAL MARKETS - 29.4%
Asset Management & Custody Banks - 9.8%
Affiliated Managers Group, Inc. (a)	37,190	$ 4,056,685
Apollo Global Management LLC Class A	11,500	207,920
Franklin Resources, Inc.	13,793	1,780,952
Invesco Ltd.	263,500	6,553,245
Legg Mason, Inc.	21,453	796,979
Northern Trust Corp.	23,400	1,169,766
State Street Corp.	9,800	456,190
		15,021,737
Investment Banking & Brokerage - 19.6%
E*TRADE Financial Corp. (a)	427,027	6,934,918
Evercore Partners, Inc. Class A	54,700	1,908,483
GFI Group, Inc.	433,378	2,214,562
Goldman Sachs Group, Inc.	45,694	6,900,251
Jefferies Group, Inc.	103,866	2,510,441
Lazard Ltd. Class A	57,400	2,353,400
MF Global Holdings Ltd. (a)	275,925	2,320,529
Morgan Stanley	189,279	4,949,646
		30,092,230
TOTAL CAPITAL MARKETS		45,113,967
COMMERCIAL BANKS - 31.4%
Diversified Banks - 13.5%
Aozora Bank Ltd.	143,000	309,718
Banco ABC Brasil SA	83,000	712,197
Banco Pine SA	15,300	132,160
Comerica, Inc.	389,900	14,788,906
Credicorp Ltd. (NY Shares)	14,900	1,438,148
Itau Unibanco Banco Multiplo SA sponsored ADR	47,137	1,119,504
Sumitomo Mitsui Financial Group, Inc.	73,200	2,273,449
		20,774,082
Regional Banks - 17.9%
Banco Daycoval SA (PN)	94,500	732,791
BancTrust Financial Group, Inc. (a)	28,700	71,750
Bridge Capital Holdings (a)(e)	48,490	448,629
CIT Group, Inc. (a)	137,218	5,826,276
CoBiz, Inc. (d)	192,700	1,308,433
First Interstate Bancsystem, Inc.	38,100	521,208
Glacier Bancorp, Inc.	99,117	1,489,729
Huntington Bancshares, Inc.	266,630	1,810,418
Regions Financial Corp.	1,377,665	10,112,061
Susquehanna Bancshares, Inc.	87,614	807,801
SVB Financial Group (a)	2,712	163,913
Synovus Financial Corp. (d)	1,411,360	3,528,400
Webster Financial Corp.	27,800	598,256
		27,419,665
TOTAL COMMERCIAL BANKS		48,193,747

	Shares	Value
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
American Express Co.	23,604	$ 1,158,484
Netspend Holdings, Inc. (d)	152,646	1,772,220
SLM Corp.	364,549	6,047,868
		8,978,572
DIVERSIFIED FINANCIAL SERVICES - 14.3%
Other Diversified Financial Services - 11.0%
Bank of America Corp.	149,229	1,832,532
Citigroup, Inc. (a)	1,672,999	7,679,065
JPMorgan Chase & Co.	160,562	7,326,444
		16,838,041
Specialized Finance - 3.3%
Infrastructure Development Finance Co. Ltd.	585,504	1,922,353
IntercontinentalExchange, Inc. (a)	3,200	385,120
PHH Corp. (a)	131,543	2,822,913
		5,130,386
TOTAL DIVERSIFIED FINANCIAL SERVICES		21,968,427
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
MRV Engenharia e Participacoes SA	180,600	1,561,152
INSURANCE - 2.3%
Multi-Line Insurance - 2.3%
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,000	403,869
Genworth Financial, Inc. Class A (a)	256,435	3,125,943
		3,529,812
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)	60,585	339,882
IT SERVICES - 11.7%
Data Processing & Outsourced Services - 11.7%
Fiserv, Inc. (a)	11,900	729,589
MasterCard, Inc. Class A	10,900	3,007,201
Visa, Inc. Class A	181,220	14,156,906
		17,893,696
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Specialized REITs - 0.4%
Strategic Hotel & Resorts, Inc. (a)	85,957	586,227
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Operating Companies - 0.3%
Castellum AB	28,300	438,771
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Home Depot, Inc.	6,600	245,124
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Cheviot Financial Corp.	8,880	$ 77,789
TOTAL COMMON STOCKS (Cost $146,630,588)		148,927,166
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.13% (b)	3,312,141	3,312,141
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,982,967	5,982,967
TOTAL MONEY MARKET FUNDS (Cost $9,295,108)		9,295,108
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $155,925,696)	158,222,274
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(4,849,379)
NET ASSETS - 100%	$ 153,372,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $448,629 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 414,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,561
Fidelity Securities Lending Cash Central Fund	22,750
Total	$ 25,311
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 148,927,166	$ 145,895,370	$ 3,031,796	$ -
Money Market Funds	9,295,108	9,295,108	-	-
Total Investments in Securities:	$ 158,222,274	$ 155,190,478	$ 3,031,796	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $158,637,339. Net unrealized depreciation aggregated $415,065, of which $7,302,088 related to appreciated investment securities and $7,717,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800327.107

AFHC-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 20.7%
Biotechnology - 20.7%
Achillion Pharmaceuticals, Inc. (a)	237,900	$ 1,327,482
Acorda Therapeutics, Inc. (a)	152,527	4,276,857
Affymax, Inc. (a)	90,400	591,216
Alexion Pharmaceuticals, Inc. (a)	76,898	7,450,647
AMAG Pharmaceuticals, Inc. (a)(d)	67,100	1,274,900
Amgen, Inc. (a)	129,512	7,362,757
Anthera Pharmaceuticals, Inc. (a)(d)	226,988	1,652,473
Ardea Biosciences, Inc. (a)	174,114	4,936,132
ARIAD Pharmaceuticals, Inc. (a)(d)	618,647	5,289,432
ArQule, Inc. (a)	192,600	1,359,756
AVEO Pharmaceuticals, Inc. (a)	29,639	461,183
AVEO Pharmaceuticals, Inc. (a)(e)	28,715	446,805
Biogen Idec, Inc. (a)	90,179	8,778,926
BioMarin Pharmaceutical, Inc. (a)	302,067	8,122,582
Chelsea Therapeutics International Ltd. (a)(d)	240,200	1,131,342
Dynavax Technologies Corp. (a)(d)	627,600	1,744,728
Gilead Sciences, Inc. (a)	480,665	18,669,029
Human Genome Sciences, Inc. (a)	81,800	2,410,646
Incyte Corp. (a)(d)	172,582	3,189,315
Inhibitex, Inc. (a)(d)	267,200	1,122,240
Medivir AB (B Shares) (a)	97,100	2,253,376
Micromet, Inc. (a)	103,300	698,308
Neurocrine Biosciences, Inc. (a)	114,300	878,967
NPS Pharmaceuticals, Inc. (a)	121,900	1,264,103
Seattle Genetics, Inc. (a)(d)	138,657	2,303,093
Targacept, Inc. (a)	113,715	2,749,629
Theravance, Inc. (a)(d)	112,200	3,113,550
United Therapeutics Corp. (a)	65,648	4,395,790
YM Biosciences, Inc. (a)	179,800	596,736
ZIOPHARM Oncology, Inc. (a)(d)	244,847	1,851,043
		101,703,043
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Carriage Services, Inc. (a)	222,555	1,424,352
Stewart Enterprises, Inc. Class A	154,043	1,249,289
		2,673,641
FOOD & STAPLES RETAILING - 1.5%
Drug Retail - 1.5%
CVS Caremark Corp.	145,300	5,265,672
Droga Raia SA	21,000	323,015
Rite Aid Corp. (a)	1,335,600	1,482,516
		7,071,203
HEALTH CARE EQUIPMENT & SUPPLIES - 23.4%
Health Care Equipment - 22.7%
American Medical Systems Holdings, Inc. (a)	119,000	3,510,500

	Shares	Value
Baxter International, Inc.	314,400	$ 17,889,360
Boston Scientific Corp. (a)	1,424,511	10,669,587
C. R. Bard, Inc.	79,210	8,455,668
Covidien PLC	602,445	33,550,161
Cyberonics, Inc. (a)	32,400	1,152,468
Edwards Lifesciences Corp. (a)	125,952	10,875,955
HeartWare International, Inc. (a)	27,941	2,084,678
Hologic, Inc. (a)	118,700	2,613,774
Integra LifeSciences Holdings Corp. (a)	36,297	1,898,696
Masimo Corp.	75,472	2,625,671
Orthofix International NV (a)	43,205	1,471,994
Orthovita, Inc. (a)	633,763	1,527,369
St. Jude Medical, Inc.	120,040	6,414,938
William Demant Holding A/S (a)	32,969	3,073,676
Zimmer Holdings, Inc. (a)	55,400	3,614,850
		111,429,345
Health Care Supplies - 0.7%
Endologix, Inc. (a)	107,000	850,650
RTI Biologics, Inc. (a)	568,576	1,648,870
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	212,000	581,435
		3,080,955
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		114,510,300
HEALTH CARE PROVIDERS & SERVICES - 23.3%
Health Care Distributors & Services - 4.1%
Amplifon SpA	247,271	1,518,505
McKesson Corp.	227,791	18,908,931
		20,427,436
Health Care Facilities - 2.8%
Emeritus Corp. (a)	95,575	2,342,543
Hanger Orthopedic Group, Inc. (a)	86,265	2,343,820
HCA Holdings, Inc.	58,300	1,912,240
HealthSouth Corp. (a)	107,900	2,765,477
LCA-Vision, Inc. (a)	175,000	1,179,500
Sunrise Senior Living, Inc. (a)	291,509	3,025,863
		13,569,443
Health Care Services - 11.9%
Accretive Health, Inc. (d)	178,045	5,027,991
Express Scripts, Inc. (a)	87,386	4,958,282
Fresenius Medical Care AG & Co. KGaA	86,300	6,782,530
HMS Holdings Corp. (a)	39,500	3,109,045
Laboratory Corp. of America Holdings (a)	32,400	3,125,628
Medco Health Solutions, Inc. (a)	399,375	23,694,919
Omnicare, Inc.	218,700	6,871,554
Sun Healthcare Group, Inc. (a)	154,532	1,821,932
Team Health Holdings, Inc. (a)	151,000	3,001,880
		58,393,761
Managed Health Care - 4.5%
CIGNA Corp.	129,500	6,064,485
Humana, Inc.	76,800	5,846,016
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	130,567	$ 6,427,813
Universal American Financial Corp.	87,900	2,030,490
WellPoint, Inc.	22,000	1,689,380
		22,058,184
TOTAL HEALTH CARE PROVIDERS & SERVICES		114,448,824
HEALTH CARE TECHNOLOGY - 1.3%
Health Care Technology - 1.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	276,143	5,948,120
Computer Programs & Systems, Inc.	8,721	512,708
		6,460,828
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
WebMD Health Corp. (a)	68,157	3,944,246
LIFE SCIENCES TOOLS & SERVICES - 11.9%
Life Sciences Tools & Services - 11.9%
Agilent Technologies, Inc. (a)	186,512	9,308,814
Bruker BioSciences Corp. (a)	200,300	3,953,922
Covance, Inc. (a)	150,993	9,452,162
Illumina, Inc. (a)(d)	263,100	18,674,838
PAREXEL International Corp. (a)	75,482	2,095,380
QIAGEN NV (a)(d)	187,686	4,010,850
Sequenom, Inc. (a)(d)	233,100	1,643,355
Thermo Fisher Scientific, Inc. (a)	151,000	9,058,490
		58,197,811
MACHINERY - 0.8%
Industrial Machinery - 0.8%
Pall Corp.	69,000	4,032,360
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	138,572	1,600,507
PHARMACEUTICALS - 13.5%
Pharmaceuticals - 13.5%
Cardiome Pharma Corp. (a)	279,000	1,518,708
Columbia Laboratories, Inc. (a)(d)	232,000	809,680
Merck & Co., Inc.	370,495	13,319,295
Optimer Pharmaceuticals, Inc. (a)(d)	111,254	1,405,138
Perrigo Co.	60,382	5,456,118
Pfizer, Inc.	483,488	10,133,908
Piramal Healthcare Ltd.	112,292	1,163,138
Shire PLC sponsored ADR	102,700	9,572,667
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,900	2,007,547
Valeant Pharmaceuticals International, Inc. (Canada)	315,604	16,645,851

	Shares	Value
Watson Pharmaceuticals, Inc. (a)	53,900	$ 3,342,878
XenoPort, Inc. (a)	118,900	972,602
		66,347,530
SOFTWARE - 0.6%
Application Software - 0.6%
Nuance Communications, Inc. (a)	151,000	3,125,700
TOTAL COMMON STOCKS (Cost $356,608,460)		484,115,993
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(e) (Cost $562,611)	80,373	562,611
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 0.13% (b)	11,796,293	11,796,293
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,048,346	35,048,346
TOTAL MONEY MARKET FUNDS (Cost $46,844,639)		46,844,639
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $404,015,710)		531,523,243
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(41,134,025)
NET ASSETS - 100%		$ 490,389,218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,009,416 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 387,653
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 562,611
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,778
Fidelity Securities Lending Cash Central Fund	114,400
Total	$ 125,178
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 484,115,993	$ 484,115,993	$ -	$ -
Convertible Preferred Stocks	562,611	-	-	562,611
Money Market Funds	46,844,639	46,844,639	-	-
Total Investments in Securities:	$ 531,523,243	$ 530,960,632	$ -	$ 562,611
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	562,611
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 562,611
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $405,377,347. Net unrealized appreciation aggregated $126,145,896, of which $129,609,404 related to appreciated investment securities and $3,463,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800323.107

AFCY-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AEROSPACE & DEFENSE - 23.3%
Aerospace & Defense - 23.3%
Bombardier, Inc. Class B (sub. vtg.)	564,200	$ 4,204,217
DigitalGlobe, Inc. (a)	95,969	2,783,101
Embraer SA sponsored ADR	78,100	2,536,688
Esterline Technologies Corp. (a)	43,517	3,124,521
GeoEye, Inc. (a)	46,916	1,740,114
Goodrich Corp.	76,800	6,786,816
Honeywell International, Inc.	329,395	20,168,856
Meggitt PLC	461,093	2,765,053
Precision Castparts Corp.	72,014	11,127,603
Rockwell Collins, Inc.	112,897	7,123,801
Textron, Inc.	359,185	9,374,729
The Boeing Co.	269,584	21,507,412
TransDigm Group, Inc. (a)	39,587	3,297,597
United Technologies Corp.	364,372	32,640,444
		129,180,952
AIR FREIGHT & LOGISTICS - 0.3%
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	17,304	1,387,435
AIRLINES - 0.3%
Airlines - 0.3%
Copa Holdings SA Class A	24,500	1,424,675
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
A.O. Smith Corp.	138,501	6,089,889
Lennox International, Inc.	81,800	3,976,298
Owens Corning (a)	151,261	5,723,716
		15,789,903
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Diversified Support Services - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	92,900	2,904,983
Environmental & Facility Services - 1.3%
Republic Services, Inc.	220,832	6,982,708
Office Services & Supplies - 0.1%
Mine Safety Appliances Co.	19,300	765,824
Security & Alarm Services - 0.7%
The Geo Group, Inc. (a)	144,741	3,861,690
TOTAL COMMERCIAL SERVICES & SUPPLIES		14,515,205
CONSTRUCTION & ENGINEERING - 6.7%
Construction & Engineering - 6.7%
EMCOR Group, Inc. (a)	204,499	6,333,334
Fluor Corp.	94,960	6,641,502
Foster Wheeler AG (a)	188,331	6,698,934
Jacobs Engineering Group, Inc. (a)	126,201	6,260,832
MYR Group, Inc. (a)	104,351	2,601,470

	Shares	Value
Quanta Services, Inc. (a)	179,500	$ 3,891,560
Shaw Group, Inc. (a)	128,358	4,993,126
		37,420,758
ELECTRICAL EQUIPMENT - 9.7%
Electrical Components & Equipment - 8.7%
AMETEK, Inc.	87,500	4,028,500
Cooper Industries PLC Class A	79,923	5,270,922
Emerson Electric Co.	310,929	18,892,046
General Cable Corp. (a)	72,828	3,532,158
GrafTech International Ltd. (a)	270,800	6,282,560
Polypore International, Inc. (a)	26,300	1,624,551
Prysmian SpA (d)	238,276	5,622,245
Regal-Beloit Corp.	43,912	3,328,090
		48,581,072
Heavy Electrical Equipment - 1.0%
Alstom SA	82,479	5,484,728
TOTAL ELECTRICAL EQUIPMENT		54,065,800
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Dresser-Rand Group, Inc. (a)	41,352	2,172,634
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
Stanley Black & Decker, Inc.	49,776	3,616,226
INDUSTRIAL CONGLOMERATES - 16.6%
Industrial Conglomerates - 16.6%
3M Co.	85,120	8,274,515
Cookson Group PLC	121,575	1,453,029
General Electric Co.	3,412,564	69,786,933
Tyco International Ltd.	262,514	12,794,932
		92,309,409
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	56,800	2,834,888
MACHINERY - 21.7%
Construction & Farm Machinery & Heavy Trucks - 9.5%
Ashok Leyland Ltd.	1,002,737	1,200,883
Caterpillar, Inc.	199,095	22,977,554
Cummins, Inc.	117,171	14,081,611
Fiat Industrial SpA (a)	432,100	6,419,466
Jain Irrigation Systems Ltd.	39,182	161,934
PACCAR, Inc.	75,591	4,014,638
Sauer-Danfoss, Inc. (a)	40,700	2,401,707
Tata Motors Ltd. sponsored ADR (d)	66,800	1,832,992
		53,090,785
Industrial Machinery - 12.2%
Actuant Corp. Class A	108,260	3,005,298
Charter International PLC	308,831	4,235,303
Danaher Corp.	323,982	17,896,766
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Flowserve Corp.	48,800	$ 6,179,056
Graco, Inc.	59,200	2,961,776
Harsco Corp.	98,931	3,521,944
Ingersoll-Rand Co. Ltd.	271,493	13,710,397
Pall Corp.	100,313	5,862,292
SPX Corp.	97,200	8,402,940
Weg SA	149,400	1,870,705
		67,646,477
TOTAL MACHINERY		120,737,262
MARINE - 0.4%
Marine - 0.4%
Kuehne & Nagel International AG	12,360	1,974,400
PROFESSIONAL SERVICES - 2.5%
Human Resource & Employment Services - 1.3%
Towers Watson & Co.	125,410	7,193,518
Research & Consulting Services - 1.2%
Bureau Veritas SA	16,100	1,389,106
IHS, Inc. Class A (a)	59,661	5,264,487
		6,653,593
TOTAL PROFESSIONAL SERVICES		13,847,111
ROAD & RAIL - 7.5%
Railroads - 7.2%
CSX Corp.	162,692	12,802,233
Kansas City Southern (a)	74,331	4,319,374
Union Pacific Corp.	222,349	23,006,451
		40,128,058
Trucking - 0.3%
Saia, Inc. (a)	88,026	1,461,232
TOTAL ROAD & RAIL		41,589,290
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Barloworld Ltd.	235,900	2,675,479

	Shares	Value
Beacon Roofing Supply, Inc. (a)	6,400	$ 142,848
Finning International, Inc.	50,200	1,472,413
Mills Estruturas e Servicos de Engenharia SA	238,000	3,252,399
Rush Enterprises, Inc. Class A (a)	195,026	4,109,198
WESCO International, Inc. (a)	56,601	3,506,432
		15,158,769
TOTAL COMMON STOCKS (Cost $442,572,979)		548,024,717
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.13% (b)	8,314,269	8,314,269
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,347,715	9,347,715
TOTAL MONEY MARKET FUNDS (Cost $17,661,984)		17,661,984
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $460,234,963)	565,686,701
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(10,444,403)
NET ASSETS - 100%	$ 555,242,298
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,851
Fidelity Securities Lending Cash Central Fund	15,165
Total	$ 25,016
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $463,119,074. Net unrealized appreciation aggregated $102,567,627, of which $104,716,417 related to appreciated investment securities and $2,148,790 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800330.107

AFTF-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	7,300	$ 201,480
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Asahi Glass Co. Ltd.	7,000	88,863
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	14,023	230,959
COMMUNICATIONS EQUIPMENT - 7.4%
Communications Equipment - 7.4%
Acme Packet, Inc. (a)	26,648	2,201,391
ADTRAN, Inc.	20,549	848,057
Alcatel-Lucent SA sponsored ADR (a)	421,096	2,753,968
Aruba Networks, Inc. (a)	9,800	352,114
Balda AG (a)(d)	67,660	901,962
China Wireless Technologies Ltd.	208,000	80,347
Ciena Corp. (a)(d)	143,249	4,045,352
Cisco Systems, Inc.	489,518	8,595,936
DG FastChannel, Inc. (a)	31,179	1,140,840
Emulex Corp. (a)	5,400	52,326
F5 Networks, Inc. (a)	576	58,383
Finisar Corp. (a)	20,174	566,688
HTC Corp.	114,300	5,180,059
Infinera Corp. (a)	70,900	554,438
JDS Uniphase Corp. (a)	43,280	901,955
Juniper Networks, Inc. (a)	22,998	881,513
Motorola Mobility Holdings, Inc.	128,781	3,356,033
NETGEAR, Inc. (a)	55,579	2,320,423
Oclaro, Inc. (a)	38,000	426,170
Polycom, Inc. (a)	42,603	2,548,937
QUALCOMM, Inc.	366,317	20,821,458
Riverbed Technology, Inc. (a)	43,270	1,520,508
Sandvine Corp. (a)	751,600	1,745,107
Sandvine Corp. (U.K.) (a)	554,200	1,399,998
Sonus Networks, Inc. (a)	29,060	114,496
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	168,541	2,561,823
ZTE Corp. (H Shares)	19,920	71,690
		66,001,972
COMPUTERS & PERIPHERALS - 16.0%
Computer Hardware - 11.7%
Apple, Inc. (a)	253,234	88,183,668
Hewlett-Packard Co.	311,697	12,583,208
Stratasys, Inc. (a)	56,775	3,057,334
Toshiba Corp.	135,000	718,772
Wistron Corp.	270,000	484,748
		105,027,730
Computer Storage & Peripherals - 4.3%
Chicony Electronics Co. Ltd.	198,748	390,775

	Shares	Value
EMC Corp. (a)	626,675	$ 17,759,970
Gemalto NV	45,257	2,319,735
Imagination Technologies Group PLC (a)	244,691	2,043,659
NetApp, Inc. (a)	87,047	4,524,703
SanDisk Corp. (a)	167,390	8,225,545
Seagate Technology	24,502	431,725
Smart Technologies, Inc. Class A (a)	26,500	263,940
Western Digital Corp. (a)	55,965	2,227,407
		38,187,459
TOTAL COMPUTERS & PERIPHERALS		143,215,189
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	40,000	993,600
Netspend Holdings, Inc.	3,100	35,991
		1,029,591
DIVERSIFIED CONSUMER SERVICES - 1.3%
Education Services - 1.3%
Educomp Solutions Ltd.	16,123	173,817
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	82,009	10,221,602
TAL Education Group ADR (d)	83,600	1,065,900
		11,461,319
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CME Group, Inc.	1,213	358,769
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	2,200	13,288
Acuity Brands, Inc.	1,582	93,022
		106,310
ELECTRONIC EQUIPMENT & COMPONENTS - 4.8%
Electronic Components - 2.9%
Aeroflex Holding Corp.	12,754	225,746
Amphenol Corp. Class A	1,400	78,274
AU Optronics Corp. sponsored ADR (a)	210,614	1,705,973
AVX Corp.	58,800	959,028
Cando Corp. (a)	1,563,040	1,268,523
Chimei Innolux Corp. (a)	1,267,000	1,298,581
Corning, Inc.	572,722	11,992,799
DigiTech Systems Co., Ltd.	43,505	616,846
E Ink Holdings, Inc. GDR (a)(e)	4,700	95,524
J Touch Corp.	32,750	111,888
Kyocera Corp. (g)	4,300	474,382
Kyocera Corp. sponsored ADR	4,700	516,577
LG Display Co. Ltd. sponsored ADR (d)	165,732	2,953,344
Omron Corp.	17,500	481,272
Vishay Intertechnology, Inc. (a)	119,157	2,273,516
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Wintek Corp. (a)	251,000	$ 365,759
Young Fast Optoelectron Co. Ltd.	99,000	676,451
		26,094,483
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	467,003	1,538,497
Itron, Inc. (a)	8,068	439,141
Keyence Corp.	1,600	422,760
Test Research, Inc.	266,500	520,272
Vishay Precision Group, Inc. (a)	5,039	83,144
		3,003,814
Electronic Manufacturing Services - 0.7%
Benchmark Electronics, Inc. (a)	1,200	20,280
IPG Photonics Corp. (a)	2,200	152,812
Jabil Circuit, Inc.	4,064	80,630
Ju Teng International Holdings Ltd.	190,000	62,630
KEMET Corp. (a)	116,454	1,831,821
Multi-Fineline Electronix, Inc. (a)	2,289	60,956
TE Connectivity Ltd.	6,400	229,440
Trimble Navigation Ltd. (a)	88,147	4,128,805
		6,567,374
Technology Distributors - 0.8%
Anixter International, Inc.	14,335	1,077,132
Digital China Holdings Ltd. (H Shares)	1,865,000	3,626,115
Ingram Micro, Inc. Class A (a)	64,400	1,206,212
Inspur International Ltd.	1,379,000	101,210
VST Holdings Ltd. (a)	2,000,000	569,126
WPG Holding Co. Ltd.	204,565	377,253
		6,957,048
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		42,622,719
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.4%
Biosensors International Group Ltd. (a)	2,062,000	2,274,172
China Kanghui Holdings sponsored ADR (a)(d)	9,000	172,800
China Medical Technologies, Inc. sponsored ADR (a)(d)	1,900	22,439
Golden Meditech Holdings Ltd. (a)	2,168,000	379,651
Microport Scientific Corp.	492,000	361,732
Mingyuan Medicare Development Co. Ltd.	270,000	23,988
		3,234,782
Health Care Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,368,000	3,751,902
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,986,684

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Distributors & Services - 0.0%
Sinopharm Group Co. Ltd. (H Shares)	131,200	$ 454,435
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	600	27,738
Medidata Solutions, Inc. (a)	17,600	451,792
		479,530
HOTELS, RESTAURANTS & LEISURE - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Ctrip.com International Ltd. sponsored ADR (a)	74,600	3,634,512
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	2,764	1,762
TomTom Group BV (a)	160	1,448
		3,210
Household Appliances - 0.3%
Haier Electronics Group Co. Ltd. (a)	1,232,000	1,526,060
Techtronic Industries Co. Ltd.	680,500	928,795
		2,454,855
TOTAL HOUSEHOLD DURABLES		2,458,065
INTERNET & CATALOG RETAIL - 1.7%
Internet Retail - 1.7%
Amazon.com, Inc. (a)	60,869	11,960,759
E-Commerce China Dangdang, Inc. ADR	260	5,983
MakeMyTrip Ltd. (d)	8,300	261,699
Priceline.com, Inc. (a)	4,703	2,572,588
		14,801,029
INTERNET SOFTWARE & SERVICES - 10.8%
Internet Software & Services - 10.8%
21Vianet Group, Inc. ADR	1,100	17,061
Alibaba.com Ltd.	509,000	903,135
Baidu.com, Inc. sponsored ADR (a)	98,476	14,625,656
China Finance Online Co. Ltd. ADR (a)	86,946	487,767
ChinaCache International Holdings Ltd. sponsored ADR (d)	37,600	632,056
Cornerstone Ondemand, Inc.	29,350	561,759
DealerTrack Holdings, Inc. (a)	12,300	276,258
Digital River, Inc. (a)	23,641	769,278
eBay, Inc. (a)	458,026	15,756,094
Facebook, Inc. Class B (a)(f)	32,407	810,175
Google, Inc. Class A (a)	49,950	27,177,795
IntraLinks Holdings, Inc.	120,490	3,826,762
Kakaku.com, Inc.	165	950,748
LogMeIn, Inc. (a)	34,400	1,481,608
Mail.ru Group Ltd. GDR (a)(e)	25,000	767,500
MediaMind Technologies, Inc. (a)	5,100	70,788
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Mercadolibre, Inc. (d)	35,434	$ 3,238,668
Monster Worldwide, Inc. (a)	193,304	3,172,119
NetEase.com, Inc. sponsored ADR (a)	21,100	1,039,808
Open Text Corp. (a)	1,700	104,145
OpenTable, Inc. (a)	10,700	1,190,803
Qihoo 360 Technology Co. Ltd. ADR	900	25,650
Rackspace Hosting, Inc. (a)	80,788	3,731,598
Responsys, Inc.	1,500	23,970
RightNow Technologies, Inc. (a)	15,065	545,052
SINA Corp. (a)	60,580	8,163,155
SouFun Holdings Ltd. ADR (d)	56,260	1,296,793
The Knot, Inc. (a)	5,200	53,092
VeriSign, Inc.	21,300	787,248
VistaPrint Ltd. (a)	59,526	3,238,214
Vocus, Inc. (a)	14,700	435,561
YouKu.com, Inc. ADR (a)(d)	2,600	153,712
		96,314,028
IT SERVICES - 10.5%
Data Processing & Outsourced Services - 3.5%
DST Systems, Inc.	26,704	1,316,774
Fidelity National Information Services, Inc.	194,197	6,427,921
Fiserv, Inc. (a)	103,305	6,333,630
MasterCard, Inc. Class A	18,500	5,103,965
Paychex, Inc.	91,163	2,981,942
Syntel, Inc.	7,600	415,568
VeriFone Systems, Inc. (a)	16,006	877,449
Visa, Inc. Class A	94,372	7,372,341
		30,829,590
IT Consulting & Other Services - 7.0%
Accenture PLC Class A	516,601	29,513,415
Atos Origin SA (a)	74,841	4,612,101
Camelot Information Systems, Inc. ADR	42,200	814,460
China Information Technology, Inc. (a)	17	45
Cognizant Technology Solutions Corp. Class A (a)	208,924	17,319,800
Digital Garage, Inc. (a)	329	1,808,541
Hi Sun Technology (China) Ltd. (a)	408,000	128,185
hiSoft Technology International Ltd. ADR (a)	23,417	436,961
International Business Machines Corp.	25,506	4,350,813
Sapient Corp. (a)	53,100	670,388
Teradata Corp. (a)	54,600	3,053,232
		62,707,941
TOTAL IT SERVICES		93,537,531
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	77,700	216,006

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	2,100	$ 104,811
Illumina, Inc. (a)	13,800	979,524
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	15,925	280,280
		1,364,615
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Ltd.	5,600	937,321
Meyer Burger Technology AG (a)	88	4,399
Mirle Automation Corp.	359,000	429,273
Sunpower Group Ltd.	1,280,000	428,741
		1,799,734
MEDIA - 2.8%
Advertising - 2.7%
AirMedia Group, Inc. ADR (a)(d)	93,500	445,060
Focus Media Holding Ltd. ADR (a)(d)	570,371	20,048,541
ReachLocal, Inc. (d)	129,213	3,002,910
VisionChina Media, Inc. ADR (a)(d)	103,300	444,190
		23,940,701
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	1,231,582
TOTAL MEDIA		25,172,283
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	2,368
Steel - 0.1%
Xingda International Holdings Ltd.	703,000	811,053
TOTAL METALS & MINING		813,421
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Canon, Inc.	20,000	941,735
Xerox Corp.	83,264	840,134
		1,781,869
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	1,032,400	1,096,700
PROFESSIONAL SERVICES - 0.1%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	18,100	1,013,419
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (a)(d)	167,174	1,461,101
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (a)	5,757	$ 81,462
Amkor Technology, Inc. (a)	199,518	1,336,771
ASM International NV unit (a)	12,900	557,925
ASM Pacific Technology Ltd.	22,100	297,084
ASML Holding NV	11,300	471,888
centrotherm photovoltaics AG (a)	1,493	90,392
Cymer, Inc. (a)	46,938	2,258,187
GCL-Poly Energy Holdings Ltd.	1,788,000	1,277,751
KLA-Tencor Corp.	79,000	3,468,100
Kulicke & Soffa Industries, Inc. (a)	33,700	305,322
Lam Research Corp. (a)	1,617	78,117
LTX-Credence Corp. (a)	25,920	224,726
MEMC Electronic Materials, Inc. (a)	67,308	796,254
Novellus Systems, Inc. (a)	5,917	189,936
Renewable Energy Corp. ASA (a)	18,000	63,541
Roth & Rau AG (a)	2,758	94,612
Sumco Corp. (a)	200	3,857
Teradyne, Inc. (a)	40,721	655,608
Tessera Technologies, Inc. (a)	3,600	71,136
Tokyo Electron Ltd.	15,900	920,402
Varian Semiconductor Equipment Associates, Inc. (a)	89,000	3,731,770
		16,974,841
Semiconductors - 8.2%
Advanced Micro Devices, Inc. (a)	44,923	408,799
Alpha & Omega Semiconductor Ltd. (a)	33,538	475,569
Altera Corp.	41,250	2,008,875
Applied Micro Circuits Corp. (a)	34,350	359,988
ARM Holdings PLC sponsored ADR	16,326	513,616
Atmel Corp. (a)	7,286	111,476
Avago Technologies Ltd.	179,324	6,000,181
Broadcom Corp. Class A	21,371	751,832
Canadian Solar, Inc. (a)	100	1,079
Cavium Networks, Inc. (a)	20,251	956,252
Cirrus Logic, Inc. (a)	5,537	91,693
Cree, Inc. (a)	1,334	54,347
CSR PLC	104,354	651,059
Cypress Semiconductor Corp. (a)	22,622	492,255
Diodes, Inc. (a)	13,000	444,860
Duksan Hi-Metal Co. Ltd. (a)	40,012	851,916
Energy Conversion Devices, Inc. (a)(d)	8,000	16,000
Fairchild Semiconductor International, Inc. (a)	94,018	1,971,557
First Solar, Inc. (a)	545	76,066
Hittite Microwave Corp. (a)	1,279	82,355
Hynix Semiconductor, Inc.	51,850	1,640,177
Inotera Memories, Inc. (a)	7,484,000	3,743,957
Inphi Corp.	48,389	1,044,235
Intel Corp.	2,881	66,810
International Rectifier Corp. (a)	50,565	1,747,526
Intersil Corp. Class A	271,488	4,009,878

	Shares	Value
JA Solar Holdings Co. Ltd. ADR (a)	10,400	$ 71,448
Jinkosolar Holdings Co. Ltd. ADR (d)	2,756	74,825
LSI Corp. (a)	93,369	684,395
MagnaChip Semiconductor Corp.	51,600	719,820
Marvell Technology Group Ltd. (a)	272,512	4,204,860
Micrel, Inc.	150,933	1,933,452
Micron Technology, Inc. (a)	648,497	7,321,531
Microsemi Corp. (a)	4,100	96,760
Monolithic Power Systems, Inc. (a)	53,832	914,067
Netlogic Microsystems, Inc. (a)	2,500	107,825
NVIDIA Corp. (a)	541,184	10,823,680
NXP Semiconductors NV	75,535	2,522,869
O2Micro International Ltd. sponsored ADR (a)	38,400	280,704
PMC-Sierra, Inc. (a)	18,400	147,568
Power Integrations, Inc.	55,615	2,243,509
Radiant Opto-Electronics Corp.	8,122	24,520
Rambus, Inc. (a)	35,400	704,460
RDA Microelectronics, Inc. sponsored ADR	46,551	612,146
Richtek Technology Corp.	12,000	80,112
Samsung Electronics Co. Ltd.	3,863	3,228,505
Shinko Electric Industries Co.Ltd.	43,000	441,533
Silicon Laboratories, Inc. (a)	8,300	361,714
Siliconware Precision Industries Co. Ltd. sponsored ADR	27,600	187,128
Spreadtrum Communications, Inc. ADR (a)(d)	115,774	2,477,564
Standard Microsystems Corp. (a)	62,800	1,705,020
SunPower Corp. Class A (a)(d)	8,600	187,222
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,200	28,704
Trina Solar Ltd. (a)(d)	77,844	2,217,776
Wolfson Microelectronics PLC (a)	90,265	360,361
Xilinx, Inc.	2,543	88,649
Yingli Green Energy Holding Co. Ltd. ADR (a)	200	2,506
YoungTek Electronics Corp.	33,830	122,654
		73,550,245
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		90,525,086
SOFTWARE - 24.8%
Application Software - 16.3%
Adobe Systems, Inc. (a)	224,893	7,545,160
ANSYS, Inc. (a)	44,008	2,433,202
AsiaInfo Holdings, Inc. (a)(d)	381,694	7,214,017
Aspen Technology, Inc. (a)	228,773	3,429,307
Autodesk, Inc. (a)	146,963	6,610,396
AutoNavi Holdings Ltd. ADR	45,521	819,833
Autonomy Corp. PLC (a)	170,643	4,589,177
Blackboard, Inc. (a)(d)	41,356	1,989,637
BroadSoft, Inc. (a)	138,670	6,302,552
Cadence Design Systems, Inc. (a)	92,487	960,015
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	63,096	$ 5,321,517
Compuware Corp. (a)	472,041	5,348,225
Concur Technologies, Inc. (a)(d)	110,975	6,422,123
Convio, Inc. (a)	14,934	182,792
Descartes Systems Group, Inc. (a)	179,500	1,193,378
Informatica Corp. (a)	140,700	7,880,607
Intuit, Inc. (a)	221,392	12,300,540
JDA Software Group, Inc. (a)	29,484	966,191
Kenexa Corp. (a)	19,469	572,778
Kingdee International Software Group Co. Ltd.	9,508,800	6,097,347
Longtop Financial Technologies Ltd. ADR (a)	89,875	2,027,580
Manhattan Associates, Inc. (a)	2,257	81,591
MicroStrategy, Inc. Class A (a)	7,759	1,096,347
Nuance Communications, Inc. (a)	164,964	3,414,755
Parametric Technology Corp. (a)	335,940	8,153,264
Pegasystems, Inc.	70,559	2,619,856
QLIK Technologies, Inc.	119,687	3,837,165
Quest Software, Inc. (a)	17,300	445,648
RealPage, Inc.	15,200	484,880
salesforce.com, Inc. (a)	119,722	16,593,469
Smith Micro Software, Inc. (a)	5,003	38,623
SolarWinds, Inc. (a)	100,829	2,443,087
SuccessFactors, Inc. (a)	132,800	4,604,176
Synopsys, Inc. (a)	93,800	2,569,182
Taleo Corp. Class A (a)	86,366	3,132,495
TIBCO Software, Inc. (a)	137,389	4,120,296
TiVo, Inc. (a)	8,000	76,560
VanceInfo Technologies, Inc. ADR (a)	54,300	1,746,288
		145,664,056
Home Entertainment Software - 0.3%
Activision Blizzard, Inc.	5,800	66,062
NCsoft Corp.	6,503	1,725,409
Perfect World Co. Ltd. sponsored ADR Class B (a)	10,300	280,263
RealD, Inc. (d)	3,600	104,688
		2,176,422
Systems Software - 8.2%
Ariba, Inc. (a)	169,619	5,897,653
BMC Software, Inc. (a)	96,313	4,837,802
CA, Inc.	36,164	889,273
Check Point Software Technologies Ltd. (a)	41,500	2,279,595
CommVault Systems, Inc. (a)	129,511	5,101,438
DemandTec, Inc. (a)	36,900	408,483
Fortinet, Inc. (a)	47,458	2,311,205
Insyde Software Corp.	40,498	199,772
MICROS Systems, Inc. (a)	15,800	821,916
Microsoft Corp.	3,350	87,167
Oracle Corp.	1,221,700	44,042,285

	Shares	Value
Red Hat, Inc. (a)	9,363	$ 444,462
Rovi Corp. (a)	54,177	2,630,835
VMware, Inc. Class A (a)	37,218	3,551,714
		73,503,600
TOTAL SOFTWARE		221,344,078
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	85,642	4,479,933
Crown Castle International Corp. (a)	101,400	4,346,004
SBA Communications Corp. Class A (a)	110,949	4,285,960
SOFTBANK CORP.	64,900	2,738,236
Sprint Nextel Corp. (a)	18,461	95,628
		15,945,761
TOTAL COMMON STOCKS (Cost $705,369,692)		846,517,058
Convertible Bonds - 0.1%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,299,718
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $246,283)	240,883	240,883
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	17,135,438	17,135,438
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	32,617,023	32,617,023
TOTAL MONEY MARKET FUNDS (Cost $49,752,461)		49,752,461
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $756,638,436)	897,810,120
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,711,969)
NET ASSETS - 100%	$ 894,098,151
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $863,024 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,051,058 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 810,175
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 246,969
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,018
Fidelity Securities Lending Cash Central Fund	158,073
Total	$ 176,091
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 846,517,058	$ 834,778,461	$ 10,928,422	$ 810,175
Convertible Bonds	1,299,718	-	1,299,718	-
Master Notes	240,883	-	-	240,883
Money Market Funds	49,752,461	49,752,461	-	-
Total Investments in Securities:	$ 897,810,120	$ 884,530,922	$ 12,228,140	$ 1,051,058
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 301,240
Total Realized Gain (Loss)	(704,097)
Total Unrealized Gain (Loss)	697,040
Cost of Purchases	1,118,886
Proceeds of Sales	(361,325)
Amortization/Accretion	(686)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,051,058
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (5,400)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $759,462,609. Net unrealized appreciation aggregated $138,347,511, of which $159,888,998 related to appreciated investment securities and $21,541,487 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800331.107

AFUG-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 49.1%
Electric Utilities - 49.1%
American Electric Power Co., Inc.	208,014	$ 7,588,351
Duke Energy Corp.	531,984	9,921,502
Edison International	304,051	11,940,083
Exelon Corp.	222,993	9,399,155
ITC Holdings Corp.	123,973	8,793,405
NextEra Energy, Inc.	292,420	16,542,196
NV Energy, Inc.	495,766	7,530,686
Progress Energy, Inc.	105,317	4,997,292
		76,712,670
GAS UTILITIES - 8.0%
Gas Utilities - 8.0%
Enn Energy Holdings Ltd.	48,000	164,403
National Fuel Gas Co.	83,472	6,118,498
ONEOK, Inc.	87,621	6,128,213
		12,411,114
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.7%
Independent Power Producers & Energy Traders - 11.7%
AES Corp. (a)	320,900	4,248,716
Calpine Corp. (a)	209,054	3,501,655
Constellation Energy Group, Inc.	166,282	6,055,990
GenOn Energy, Inc. (a)	446,100	1,753,173
NRG Energy, Inc. (a)	113,500	2,746,700
		18,306,234
MULTI-UTILITIES - 28.7%
Multi-Utilities - 28.7%
CenterPoint Energy, Inc.	316,445	5,885,877
NiSource, Inc.	323,425	6,290,616
OGE Energy Corp.	90,266	4,799,443
PG&E Corp.	189,732	8,742,851

	Shares	Value
Public Service Enterprise Group, Inc.	232,901	$ 7,492,425
Sempra Energy	212,031	11,682,908
		44,894,120
WATER UTILITIES - 1.6%
Water Utilities - 1.6%
American Water Works Co., Inc.	83,173	2,443,623
TOTAL COMMON STOCKS (Cost $139,150,555)		154,767,761
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.13% (b)	484,724	484,724
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	332,000	332,000
TOTAL MONEY MARKET FUNDS (Cost $816,724)		816,724
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $139,967,279)	155,584,485
NET OTHER ASSETS (LIABILITIES) - 0.4%	664,527
NET ASSETS - 100%	$ 156,249,012
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,840
Fidelity Securities Lending Cash Central Fund	7,141
Total	$ 8,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $141,896,574. Net unrealized appreciation aggregated $13,687,911, of which $15,092,162 related to appreciated investment securities and $1,404,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.800329.107

ARE-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Security & Alarm Services - 1.0%
The Geo Group, Inc. (a)	185,678	$ 4,953,889
HEALTH CARE PROVIDERS & SERVICES - 4.3%
Health Care Facilities - 4.3%
Brookdale Senior Living, Inc. (a)	266,186	7,250,907
Capital Senior Living Corp. (a)	221,350	2,051,915
Emeritus Corp. (a)	361,165	8,852,154
Sunrise Senior Living, Inc. (a)	282,192	2,929,153
TOTAL HEALTH CARE FACILITIES		21,084,129
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Summit Hotel Properties, Inc.	114,900	1,301,817
REAL ESTATE INVESTMENT TRUSTS - 88.7%
Office REITs - 0.2%
Coresite Realty Corp.	65,507	1,034,356
REITs - Apartments - 15.6%
AvalonBay Communities, Inc.	37,023	4,687,482
Education Realty Trust, Inc.	1,009,011	8,586,684
Equity Residential (SBI)	339,355	20,266,281
Essex Property Trust, Inc. (d)	129,064	17,485,591
Mid-America Apartment Communities, Inc.	233,502	15,609,609
Post Properties, Inc.	226,982	9,215,469
TOTAL REITS - APARTMENTS		75,851,116
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	120,800	3,337,704
REITs - Health Care Facilities - 11.1%
HCP, Inc.	329,211	13,043,340
Health Care REIT, Inc.	42,900	2,306,733
Healthcare Realty Trust, Inc.	426,369	9,738,268
Ventas, Inc.	520,550	29,114,362
TOTAL REITS - HEALTH CARE FACILITIES		54,202,703
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - 5.6%
Chesapeake Lodging Trust	378,098	$ 6,798,202
DiamondRock Hospitality Co.	745,306	8,973,484
Host Hotels & Resorts, Inc.	340,553	6,058,438
Sunstone Hotel Investors, Inc. (a)	495,792	5,185,984
TOTAL REITS - HOTELS		27,016,108
REITs - Industrial Buildings - 14.4%
AMB Property Corp. (REIT)	114,300	4,160,520
DCT Industrial Trust, Inc.	694,200	4,033,302
ProLogis Trust	1,624,702	26,466,396
Public Storage	287,441	33,719,704
Stag Industrial, Inc.	151,500	1,924,050
TOTAL REITS - INDUSTRIAL BUILDINGS		70,303,972
REITs - Malls - 14.9%
CBL & Associates Properties, Inc.	613,144	11,386,084
Simon Property Group, Inc.	426,312	48,829,775
The Macerich Co.	232,093	12,259,152
TOTAL REITS - MALLS		72,475,011
REITs - Management/Investment - 3.2%
Digital Realty Trust, Inc. (d)	260,650	15,727,621
REITs - Office Buildings - 15.9%
Alexandria Real Estate Equities, Inc.	224,856	18,471,920
Boston Properties, Inc.	226,251	23,650,017
Brandywine Realty Trust (SBI)	400,100	5,081,270
Highwoods Properties, Inc. (SBI) (d)	236,656	8,732,606
Parkway Properties, Inc.	14,290	256,220
SL Green Realty Corp.	255,600	21,094,668
TOTAL REITS - OFFICE BUILDINGS		77,286,701
REITs - Shopping Centers - 7.1%
Acadia Realty Trust (SBI)	430,600	8,978,010
Excel Trust, Inc.	77,200	918,680
Kimco Realty Corp.	522,511	10,209,865
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	386,146	$ 2,007,959
Vornado Realty Trust	128,358	12,409,651
TOTAL REITS - SHOPPING CENTERS		34,524,165
TOTAL REAL ESTATE INVESTMENT TRUSTS		431,759,457
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Diversified Real Estate Activities - 0.8%
The St. Joe Co. (a)(d)	141,698	3,701,152
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp.	287,430	5,687,231
Forest City Enterprises, Inc. Class A (a)	96,667	1,856,973
TOTAL REAL ESTATE OPERATING COMPANIES		7,544,204
Real Estate Services - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	83,562	2,231,941
Jones Lang LaSalle, Inc.	17,800	1,822,364
TOTAL REAL ESTATE SERVICES		4,054,305
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		15,299,661
TOTAL COMMON STOCKS (Cost $390,528,738)		474,398,953
Convertible Preferred Stocks - 0.1%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co.:
12.00% (e)	5,800	307,400
12.00% (a)(e)	2,200	116,600
TOTAL REAL ESTATE SERVICES		424,000
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	14,421,597	$ 14,421,597
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	26,834,038	26,834,038
TOTAL MONEY MARKET FUNDS (Cost $41,255,635)		41,255,635
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $432,584,373)		516,078,588
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(29,298,665)
NET ASSETS - 100%		$ 486,779,923
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $424,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,103
Fidelity Securities Lending Cash Central Fund	131,250
Total	$ 146,353
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 474,398,953	$ 474,398,953	$ -	$ -
Convertible Preferred Stocks	424,000	-	424,000	-
Money Market Funds	41,255,635	41,255,635	-	-
Total Investments in Securities:	$ 516,078,588	$ 515,654,588	$ 424,000	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $440,904,888. Net unrealized appreciation aggregated $75,173,700, of which $88,576,762 related to appreciated investment securities and $13,403,062 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011